Label	Element	Value
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 1.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 545.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 609.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: 487.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)